UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments

Summit Funds, Inc.	July 31, 2013

T. Rowe Price Summit Cash Reserves Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
ASSET BACKED COMMERCIAL PAPER 8.4%		
Chariot Funding, 0.30%, 2/21/14 (1)	24,550	24,508
Chariot Funding, 0.30%, 4/10/14 (1)	22,500	22,453
Chariot Funding, 0.32%, 2/3/14 (1)	24,650	24,609
Fairway Finance, 0.13%, 8/21/13 (1)	4,147	4,147
Fairway Finance, 0.13%, 8/28/13 (1)	3,709	3,709
Fairway Finance, VR, 0.202%, 12/11/13 (1)	24,500	24,500
Jupiter Securitization, 0.30%, 2/21/14 (1)	24,280	24,239
Jupiter Securitization, 0.30%, 3/4/14 (1)	24,100	24,057
Jupiter Securitization, 0.32%, 2/7/14 (1)	24,700	24,658
Market Street Funding, 0.06%, 8/1/13 (1)	15,000	15,000
Market Street Funding, 0.13%, 8/26/13 (1)	17,800	17,798
Market Street Funding, 0.17%, 10/10/13 (1)	7,331	7,328
Market Street Funding, 0.21%, 10/11/13 (1)	16,454	16,447
Market Street Funding, 0.215%, 10/15/13 (1)	38,589	38,571
MetLife Short Term Funding, 0.12%, 8/27/13 (1)	6,400	6,399
Old Line Funding, 0.12%, 8/27/13 (1)	14,600	14,599
Old Line Funding, 0.25%, 8/20/13 (1)	22,370	22,367
Old Line Funding, 0.25%, 10/2/13 (1)	23,750	23,740
Old Line Funding, 0.25%, 10/11/13 (1)	17,940	17,931
Straight-A Funding, 0.08%, 8/7/13 (1)	29,411	29,411
Thunder Bay Funding, 0.24%, 11/18/13 (1)	34,279	34,254
Thunder Bay Funding, 0.24%, 1/21/14 (1)	22,465	22,439
Thunder Bay Funding, 0.25%, 9/27/13 (1)	10,402	10,398
Total Asset Backed Commercial Paper (Cost $453,562)		453,562
CERTIFICATES OF DEPOSIT 10.9%		
Australia & New Zealand Banking, VR, 0.192%, 9/12/13 (2)	19,000	19,000
Bank of Montreal (Chicago), VR, 0.212%, 9/16/13 (2)	24,050	24,050
Bank of Montreal (Chicago), VR, 0.289%, 6/26/14 (2)	23,300	23,300

Bank of Tokyo-Mitsubishi, 0.11%, 8/6/13 (2)	91,000	91,000
BB&T, 0.19%, 9/23/13 (3)	37,600	37,600
JPMorgan Chase Bank, 0.25%, 12/23/13 (3)	23,310	23,310
JPMorgan Chase Bank, 0.42%, 7/28/14 (3)	27,050	27,050
National Bank of Canada, 0.35%, 12/12/13 (2)	24,000	24,000
Royal Bank of Canada, VR, 0.271%, 4/15/14 (2)	22,565	22,565
Royal Bank of Canada, VR, 0.29%, 6/24/14 (2)	35,350	35,350
Sumitomo Mitsui Banking, 0.10%, 8/2/13 (2)	68,400	68,400
Svenska Handelsbanken, 0.185%, 9/4/13 (2)	24,110	24,110
Svenska Handelsbanken, 0.185%, 9/12/13 (2)	18,470	18,470
Toronto-Dominion Bank, VR, 0.259%, 7/25/14 (2)	22,650	22,650
Toronto-Dominion Bank, VR, 0.266%, 10/21/13 (2)	24,000	24,000
Toronto-Dominion Bank, VR, 0.272%, 9/13/13 (2)	24,400	24,400
Wells Fargo Bank, VR, 0.183%, 12/13/13 (3)	24,200	24,200
Wells Fargo Bank, VR, 0.245%, 3/7/14 (3)	48,000	48,000
Westpac Banking, VR, 0.296%, 7/18/14 (2)	10,500	10,500
Total Certificates of Deposit (Cost $591,955)		591,955

FINANCIAL COMPANY COMMERCIAL PAPER 13.3%

ASB Finance, 0.14%, 8/28/13 (1)	11,400	11,399
Australia & New Zealand Banking, 0.23%, 8/27/13	42,190	42,183
Australia & New Zealand Banking, VR, 0.324%, 11/18/13 (1)	2,460	2,460
Bank of Nova Scotia, 0.17%, 9/17/13	23,300	23,295
Bank of Nova Scotia, 0.17%, 9/24/13	23,200	23,194
Bank of Nova Scotia, 0.185%, 9/26/13	18,600	18,595
Commonwealth Bank of Australia, 0.24%, 8/20/13 (1)	40,190	40,185
Commonwealth Bank of Australia, VR, 0.236%, 3/3/14 (1)	24,230	24,229
CPPIB Capital, 0.13%, 9/12/13 (1)	18,300	18,297
CPPIB Capital, 0.15%, 9/13/13 (1)	9,400	9,398

CPPIB Capital, 0.15%, 10/10/13 (1)	13,750	13,746
CPPIB Capital, 0.19%, 10/24/13 (1)	24,160	24,149
DNB Nor Bank, 0.10%, 8/1/13	4,500	4,500
DNB Nor Bank, 0.18%, 9/10/13	19,330	19,326
DNB Nor Bank, 0.22%, 11/8/13 (1)	19,450	19,438
DNB Nor Bank, 0.245%, 12/23/13	11,700	11,689
DNB Nor Bank, 0.25%, 10/1/13	17,725	17,718
HSBC Bank, 0.14%, 8/5/13 (1)	4,367	4,367
HSBC Bank, VR, 0.452%, 9/13/13 (1)	13,900	13,905
HSBC USA, 0.23%, 12/11/13	4,515	4,511
HSBC USA, 0.24%, 12/20/13	23,100	23,078
HSBC USA, 0.24%, 1/3/14	19,050	19,030
Massachusetts Mutual Life Insurance, 0.13%, 8/13/13 (1)	11,400	11,400
Massachusetts Mutual Life Insurance, 0.13%, 8/14/13 (1)	11,400	11,399
Massachusetts Mutual Life Insurance, 0.13%, 8/21/13 (1)	11,400	11,399
National Australia Funding, 0.17%, 8/30/13 (1)	24,400	24,397
National Australia Funding, 0.17%, 9/9/13 (1)	26,430	26,425
National Australia Funding, 0.18%, 10/1/13 (1)	20,000	19,994
Nordea Bank, 0.22%, 11/6/13 (1)	18,750	18,739
Nordea Bank, 0.24%, 11/18/13 (1)	24,400	24,382
Nordea Bank, 0.26%, 1/9/14 (1)	7,000	6,992
Nordea North America, 0.21%, 9/3/13	22,120	22,116
Standard Chartered Bank, 0.23%, 10/15/13 (1)	19,450	19,441
Standard Chartered Bank, 0.27%, 11/15/13 (1)	24,400	24,381
Standard Chartered Bank, 0.28%, 1/13/14 (1)	22,500	22,471
Svenska Handelsbanken, 0.18%, 9/25/13 (1)	16,400	16,395
Svenska Handelsbanken, 0.195%, 8/8/13 (1)	7,900	7,900
Westpac Banking, VR, 0.21%, 1/3/14 (1)	22,220	22,220
Westpac Securities New Zealand, 0.215%, 10/16/13 (1)	33,350	33,335

Westpac Securities New Zealand, 0.26%, 8/19/13 (1)	4,140	4,139
Total Financial Company Commercial Paper (Cost $716,217)		716,217
GOVERNMENT AGENCY DEBT 5.3% (4)		
Federal Farm Credit Banks, VR, 0.095%, 3/14/14	48,000	47,999
Federal Farm Credit Banks, VR, 0.125%, 5/1/14	33,530	33,528
Federal Farm Credit Banks, VR, 0.13%, 8/2/13	132,500	132,500
Federal Home Loan Banks, VR, 0.13%, 8/1/13	72,250	72,250
Total Government Agency Debt (Cost $286,277)		286,277
OTHER COMMERCIAL PAPER 20.4%		
Baptist Memorial Health Care, 0.14%, 8/6/13	9,810	9,810
Baptist Memorial Health Care, 0.14%, 8/13/13	10,350	10,350
BASF, 0.10%, 9/23/13 (1)	22,200	22,197
BASF, 0.30%, 3/10/14 (1)	16,700	16,669
BASF, 0.30%, 5/2/14 (1)	8,000	7,982
BHP Billiton Finance USA, 0.09%, 8/20/13 (1)	30,000	29,999
BMW U.S. Capital, 0.09%, 8/14/13 (1)	22,675	22,674
California State Univ. Institute, 0.17%, 9/4/13	6,135	6,135
Catholic Health Initiatives, 0.15%, 8/13/13	5,320	5,320
Catholic Health Initiatives, 0.19%, 9/9/13	23,826	23,821
Catholic Health Initiatives, 0.19%, 9/12/13	13,250	13,247
Chicago, GO, 0.15%, 8/7/13	4,746	4,746
Chicago, GO, 0.21%, 12/5/13	10,000	9,993
Chicago, GO, 0.25%, 8/22/13	9,840	9,839
Coca-Cola, 0.19%, 2/10/14 (1)	22,750	22,727
Coca-Cola, 0.19%, 2/27/14 (1)	22,700	22,675
Coca-Cola, 0.20%, 2/18/14 (1)	10,110	10,099
Electricite de France, 0.20%, 9/5/13 (1)	15,250	15,247

Electricite de France, 0.20%, 10/7/13 (1)	22,500	22,492
Electricite de France, 0.21%, 10/15/13 (1)	22,750	22,740
Emory Univ., 0.14%, 10/10/13	6,440	6,440
GlaxoSmithKline Finance, 0.13%, 8/15/13	8,850	8,849
Harris County, GO, TECP, 0.11%, 8/5/13	10,803	10,803
INOVA Health, 0.18%, 9/9/13	19,000	18,996
John Deere Capital, 0.07%, 8/13/13 (1)	22,700	22,699
Los Angeles Airport, 0.15%, 8/15/13	20,596	20,595
Los Angeles Harbor Dept., TECP, 0.13%, 8/27/13 (5)	6,800	6,800
Maryland HHEFA, Johns Hopkins Univ., TECP, 0.11%, 8/7/13	7,910	7,910
Montgomery County, GO, TECP, 0.10%, 8/7/13	15,500	15,500
Montgomery County, GO, TECP, 0.12%, 8/5/13	19,000	19,000
Motiva Enterprises, 0.10%, 8/2/13	4,000	4,000
Motiva Enterprises, 0.11%, 8/1/13	16,400	16,400
Nestle Capital, 0.36%, 8/1/13 (1)	23,650	23,650
Nestle Capital, 0.36%, 8/16/13 (1)	11,900	11,898
Northwestern Univ., 0.10%, 8/13/13	8,049	8,049
Northwestern Univ., 0.12%, 8/19/13	9,100	9,099
Northwestern Univ., 0.12%, 8/26/13	9,100	9,099
Novartis Finance, 0.06%, 8/5/13 (1)	15,000	15,000
Philadelphia, Philadelphia Airport, TECP, 0.17%, 9/5/13	12,500	12,500
Philadelphia, Philadelphia Airport, TECP, 0.19%, 10/9/13	5,850	5,850
Philip Morris International, 0.07%, 8/14/13 (1)	5,919	5,919
Philip Morris International, 0.10%, 8/5/13 (1)	22,500	22,500
Philip Morris International, 0.10%, 8/22/13 (1)	9,593	9,592
Providence Health & Services, 0.14%, 8/19/13	18,700	18,700
Providence Health & Services, 0.18%, 8/19/13	24,810	24,810
Province of Quebec, 0.14%, 11/8/13 (1)	7,605	7,602
Reckitt Benckiser Treasury, 0.42%, 3/7/14 (1)	11,090	11,062

Reckitt Benckiser Treasury, 0.42%, 3/18/14 (1)	11,450	11,419
Reckitt Benckiser Treasury, 0.45%, 2/14/14 (1)	11,400	11,372
Reckitt Benckiser Treasury, 0.46%, 2/18/14 (1)	12,190	12,159
Reckitt Benckiser Treasury, 0.50%, 2/11/14 (1)	11,290	11,260
Reckitt Benckiser Treasury, 0.54%, 1/8/14 (1)	22,790	22,735
Reckitt Benckiser Treasury, 0.55%, 1/3/14 (1)	10,603	10,578
Roche Holding, 0.10%, 8/5/13 (1)	11,400	11,400
Roche Holding, 0.10%, 8/12/13 (1)	5,500	5,500
Saint Joseph County, Univ. of Notre Dame, 0.20%, 10/10/13	25,000	24,990
San Francisco City & County Airports Commission, TECP 0.16%, 8/1/13	6,905	6,905
Schlumberger Investment, 0.12%, 9/30/13 (1)	22,620	22,615
Sentara Healthcare, 0.23%, 8/5/13	14,130	14,130
Sentara Healthcare, 0.23%, 8/12/13	6,000	6,000
Sentara Healthcare, 0.25%, 9/6/13	13,810	13,810
Stanford Univ., 0.12%, 8/26/13	6,820	6,819
Syngenta Wilmington, 0.10%, 8/20/13 (1)	27,300	27,299
Syngenta Wilmington, 0.10%, 8/27/13 (1)	18,200	18,199
Target, 0.06%, 8/2/13	10,000	10,000
Target, 0.08%, 8/19/13	22,700	22,699
Tennessee, GO, 0.20%, 8/7/13	11,940	11,940
Texas PFA, GO, 0.17%, 8/6/13	23,450	23,450
Texas PFA, GO, TECP, 0.13%, 8/8/13	10,500	10,500
Texas PFA, GO, TECP, 0.14%, 8/5/13	18,135	18,135
Trinity Health, 0.14%, 9/3/13	12,300	12,298
Unilever Capital, 0.17%, 8/6/13	9,200	9,200
Unilever Capital, 0.21%, 10/18/13	9,000	8,996
Univ. of California, 0.13%, 8/13/13	15,880	15,879
Univ. of California, 0.15%, 8/12/13	24,000	23,999

Univ. of California, 0.15%, 8/27/13	6,800	6,799
Univ. of California, 0.19%, 8/19/13	4,900	4,899
Univ. of Texas System, TECP, 0.11%, 8/19/13	8,900	8,900
Univ. of Utah, 0.13%, 9/6/13	4,550	4,550
Univ. of Utah, 0.16%, 11/12/13	9,000	9,000
Total Other Commercial Paper (Cost $1,100,518)		1,100,518

OTHER INSTRUMENTS 3.9%

American Honda Finance, VR, 0.274%, 5/20/14 (6)	24,560	24,560
American Honda Finance, VR, 0.288%, 7/17/14 (6)	22,800	22,800
Export Development Canada, VR, 0.133%, 3/4/14 (6)	13,500	13,500
Export Development Canada, VR, 0.133%, 3/5/14 (6)	44,800	44,800
Holmes Master Issuer, Series 2013-1A, Class A1 VR, 0.271%, 4/15/14 (6)	19,660	19,660
International Bank for Reconstruction & Development 0.08%, 8/7/13	10,000	10,000
Macquarie Equipment Funding Trust, Series 2012-A, Class A1 0.29%, 10/21/13 (6)	1,997	1,997
MetLife Institutional Funding II, VR, 0.339%, 1/10/14 (6)	9,040	9,040
MetLife Institutional Funding II, VR, 0.374%, 9/12/13 (6)	53,600	53,600
New York Life Global Funding, 5.375%, 9/15/13 (6)	3,977	4,002
Wyeth, 5.50%, 2/1/14	6,000	6,152
Total Other Instruments (Cost $210,111)		210,111

OTHER MUNICIPAL DEBT 3.3%

California EFA, Univ. of Southern California VRTR, 0.07%, 8/7/13 (6)	2,955	2,955
Columbus, Sewerage, VRTR, 0.07%, 8/7/13	2,800	2,800
District of Columbia, GO, TRAN, 2.00%, 9/30/13	46,100	46,237
Hawaii, GO, VRTR, 0.07%, 8/7/13 (6)	7,495	7,495

JPMorgan Chase, District of Columbia, GO VRTR, 0.07%, 8/7/13 (6)	10,995	10,995
JPMorgan Chase, Duke Univ., VRTR, 0.06%, 8/1/13 (6)	3,245	3,245
JPMorgan Chase, Indiana Health, Ascension Health Alliance VRTR, 0.06%, 8/1/13 (6)	205	205
JPMorgan Chase, Metropolitan Water Dist. of Southern California, VRTR, 0.07%, 8/7/13 (6)	2,225	2,225
JPMorgan Chase, New York State Personal Income Tax, TRAN VRTR, 0.07%, 8/7/13 (6)	7,885	7,885
JPMorgan Chase, Salt River Project Agricultural Improvement & Power, VRTR, 0.07%, 8/7/13 (6)	4,000	4,000
JPMorgan Chase, Univ. of California Regents VRTR, 0.07%, 8/7/13 (6)	3,850	3,850
JPMorgan Chase, Washington State, GO VRTR, 0.07%, 8/7/13 (6)	12,195	12,195
JPMorgan Chase, Wisconsin, Froedtert Health VRTR, 0.07%, 8/7/13 (6)	10,985	10,985
New York State Urban Dev. Corp., Personal Income Tax VRTR, 0.07%, 8/7/13 (6)	485	485
Pennsylvania Higher Ed. Fac. Auth., Univ. of Pennsylvania VRTR, 0.07%, 8/7/13 (6)	7,400	7,400
Texas, GO, TRAN, 2.50%, 8/30/13	38,295	38,366
Washington State, GO, 3.00%, 2/1/14	100	101
Wells Fargo Stage Trust, Mississippi, GO, 0.19%, 10/24/13 (6)	7,675	7,675
Wells Fargo Stage Trust, Washington Suburban Sanitary Dist. Consolidated Public Improvement, GO, VRTR, 0.06%, 8/7/13 (6)	7,430	7,430
Total Other Municipal Debt (Cost $176,529)		176,529
OTHER NOTES 6.1%		
American Honda Finance, VR, 0.673%, 6/18/14 (6)	1,300	1,304
American Honda Finance, VR, 0.725%, 5/8/14 (6)	700	702
Berkshire Hathaway Finance, 1.50%, 1/10/14	2,390	2,402
Caterpillar Financial Services, 1.375%, 5/20/14	3,200	3,226

Caterpillar Financial Services, 6.125%, 2/17/14	13,265	13,682
Caterpillar Financial Services, 6.20%, 9/30/13	2,629	2,655
Caterpillar Financial Services, VR, 0.575%, 12/11/13	2,050	2,052
CME Group, 5.40%, 8/1/13	7,877	7,877
Coca-Cola, 0.75%, 11/15/13	3,220	3,225
eBay, 0.875%, 10/15/13	1,085	1,086
Enterprise Fleet Financing, Series 2013-1, Class A1 0.26%, 3/20/14 (6)	13,615	13,615
Export Development Canada, 0.592%, 11/25/13 (6)	2,420	2,423
GE Capital, 1.875%, 9/16/13	30,155	30,211
GE Capital, 5.40%, 9/20/13	34,829	35,066
GE Capital, VR, 1.273%, 9/23/13	1,000	1,001
GE Equipment Small Ticket, Series 2013-1A, Class A1 0.23%, 8/25/14 (6)	11,400	11,400
IBM, 1.00%, 8/5/13	32,347	32,350
IBM, 1.25%, 5/12/14	400	403
International Bank for Reconstruction & Development VR, 0.16%, 7/23/14	34,000	34,000
John Deere Capital, 4.90%, 9/9/13	1,000	1,005
John Deere Capital, VR, 0.674%, 10/4/13	15,631	15,644
Johnson & Johnson, 1.20%, 5/15/14	4,000	4,030
MetLife Global Funding I, 2.00%, 1/10/14 (6)	11,370	11,449
Microsoft, 0.875%, 9/27/13	2,780	2,783
New York Life Global Funding, 1.85%, 12/13/13 (6)	2,815	2,831
Oracle, 3.75%, 7/8/14	9,749	10,060
Royal Bank of Canada, 1.125%, 1/15/14	400	402
Toyota Motor Credit, VR, 0.269%, 7/14/14	20,500	20,500
Toyota Motor Credit, VR, 0.27%, 4/7/14	24,750	24,750
Toyota Motor Credit, VR, 0.324%, 9/9/13	24,100	24,100

Wal-Mart Stores, 0.75%, 10/25/13	15,400	15,418
Total Other Notes (Cost $331,652)		331,652
TREASURY DEBT 9.8%		
U.S. Treasury Notes, 0.25%, 10/31/13	94,741	94,775
U.S. Treasury Notes, 0.25%, 11/30/13	24,700	24,713
U.S. Treasury Notes, 0.50%, 10/15/13	23,300	23,320
U.S. Treasury Notes, 0.75%, 9/15/13	39,480	39,510
U.S. Treasury Notes, 0.75%, 12/15/13	49,158	49,263
U.S. Treasury Notes, 1.00%, 1/15/14	48,459	48,640
U.S. Treasury Notes, 1.25%, 2/15/14	19,900	20,015
U.S. Treasury Notes, 1.25%, 3/15/14	42,000	42,286
U.S. Treasury Notes, 1.25%, 4/15/14	33,000	33,250
U.S. Treasury Notes, 1.875%, 2/28/14	28,570	28,865
U.S. Treasury Notes, 2.00%, 11/30/13	48,300	48,586
U.S. Treasury Notes, 2.625%, 7/31/14	23,400	23,970
U.S. Treasury Notes, 4.75%, 5/15/14	49,600	51,395
Total Treasury Debt (Cost $528,588)		528,588
VARIABLE RATE DEMAND NOTES 18.2%		
Alaska HFC, Single Family, VRDN, 0.08%, 8/1/13 (5)	39,495	39,495
Alaska HFC, Single Family, VRDN, 0.08%, 8/1/13 (5)	8,400	8,400
Austin, Water & Wastewater, VRDN, 0.05%, 8/7/13	14,190	14,190
Austin Airport System, VRDN, 0.06%, 8/7/13 (5)	6,335	6,335
California Housing Fin. Agency, Single Family VRDN, 0.05%, 8/7/13 (5)	18,775	18,775
Colorado Housing Fin. Auth., Multi-Family VRDN, 0.05%, 8/7/13	4,230	4,230
Colorado Housing Fin. Auth., Multi-Family VRDN, 0.10%, 8/7/13	9,330	9,330

Colorado Housing Fin. Auth., Multi-Family VRDN, 0.10%, 8/7/13	6,995	6,995
Colorado Housing Fin. Auth., Multi-Family VRDN, 0.10%, 8/7/13	4,520	4,520
Fulton County Dev. Auth., Woodruff Arts Center VRDN, 0.05%, 8/7/13	10,500	10,500
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.06%, 8/7/13	24,485	24,485
Illinois Fin. Auth., Northwestern Memorial Healthcare VRDN, 0.06%, 8/7/13	34,385	34,385
Indiana Fin. Auth., Ascension Health Alliance VRDN, 0.05%, 8/7/13	12,000	12,000
Indiana Fin. Auth., Indiana Univ. Health, VRDN, 0.09%, 8/1/13	44,400	44,400
Johnson City Health & Ed. Fac. Board Mountain States Health Alliance, VRDN, 0.16%, 8/7/13	1,385	1,385
Johnson City Health & Ed. Fac. Board Mountain States Health Alliance, VRDN, 0.16%, 8/7/13	4,780	4,780
Lynchburg IDA, Centra Health, VRDN, 0.05%, 8/7/13	4,700	4,700
Lynchburg IDA, Centra Health, VRDN, 0.05%, 8/7/13	21,060	21,060
Maryland CDA, Residential, VRDN, 0.06%, 8/7/13 (5)	9,560	9,560
Maryland HHEFA, Health Pool 85 A & B, VRDN, 0.05%, 8/7/13	24,500	24,500
Massachusetts HEFA, Children's Hosp., VRDN, 0.05%, 8/7/13	18,000	18,000
Massachusetts HEFA, Partners Healthcare VRDN, 0.04%, 8/7/13	5,300	5,300
Michigan Fin. Auth., GO, VRDN, 0.16%, 8/7/13	25,000	25,000
Minnesota Office of Higher Ed., VRDN, 0.06%, 8/7/13 (5)	9,800	9,800
Minnesota Office of Higher Ed., VRDN, 0.15%, 8/7/13	5,358	5,358
Mississippi Hosp. Equipment Fac. Auth. North Mississippi Health, VRDN, 0.05%, 8/7/13	8,948	8,948
Missouri HEFA, SSM Health Care, VRDN, 0.08%, 8/7/13	5,000	5,000
Montgomery County Housing Opportunities Commission Multi-Family, VRDN, 0.07%, 8/7/13	7,335	7,335

Montgomery County Housing Opportunities Commission Oakfield Apartments, VRDN, 0.06%, 8/7/13 (5)	12,800	12,800
Montgomery County Housing Opportunities Commission Single Family, VRDN, 0.16%, 8/7/13	8,315	8,315
Nassau County Interim Fin. Auth., Sales Tax VRDN, 0.04%, 8/7/13	28,100	28,100
Nassau County Interim Fin. Auth., Sales Tax VRDN, 0.05%, 8/7/13	360	360
Nebraska Investment Fin. Auth., Single Family VRDN, 0.05%, 8/7/13	79,280	79,280
New Hampshire HEFA, Higher Ed. Student Loan VRDN, 0.15%, 8/7/13	9,390	9,390
New York City IDA, New York Law School, VRDN, 0.05%, 8/7/13	9,150	9,150
New York City Trust for Cultural Resources Pierpont Morgan Library, VRDN, 0.05%, 8/7/13	11,965	11,965
New York State Housing Fin. Agency, Gotham West Housing 44th Street Dev., VRDN, 0.04%, 8/7/13	37,600	37,600
New York State Housing Fin. Agency, Lexington Belvedere 150 East 44th Street, VRDN, 0.05%, 8/7/13 (5)	20,000	20,000
New York State Housing Fin. Agency, Multi-Family 101 West End, VRDN, 0.05%, 8/7/13 (5)	10,500	10,500
New York State Mortgage Agency, Single Family VRDN, 0.08%, 8/1/13 (5)	19,300	19,300
North Carolina Medical Care Commission, Moses Cone Health VRDN, 0.06%, 8/7/13	8,000	8,000
Oregon Housing & Community Services Dept., Single Family VRDN, 0.08%, 8/7/13 (5)	9,300	9,300
Pennsylvania Housing Fin. Agency, Single Family VRDN, 0.06%, 8/7/13 (5)	8,920	8,920
Pennsylvania Housing Fin. Agency, Single Family VRDN, 0.07%, 8/7/13 (5)	9,600	9,600
Philadelphia IDA, VRDN, 0.05%, 8/7/13	44,290	44,290
Philadelphia School Dist., GO, VRDN, 0.05%, 8/7/13	34,925	34,925
Providence Health & Services, VRDN, 0.19%, 8/7/13	47,000	47,000
Rochester Health Care Fac., Mayo Clinic, VRDN, 0.04%, 8/7/13	5,000	5,000

Southern Ute Indian Tribe, VRDN, 0.22%, 8/7/13	27,165	27,165
Texas, VRDN, 0.13%, 8/7/13	11,315	11,315
Texas, Veterans, VRDN, 0.04%, 8/7/13	10,930	10,930
Texas, Veterans, VRDN, 0.12%, 8/7/13	14,000	14,000
Texas, Veterans, VRDN, 0.12%, 8/7/13	9,345	9,345
Texas, Veterans Housing, VRDN, 0.07%, 8/7/13 (5)	10,075	10,075
Texas, Veterans Housing, VRDN, 0.12%, 8/7/13	10,055	10,055
Texas, Veterans Land, VRDN, 0.06%, 8/7/13 (5)	15,995	15,995
Texas, Veterans Land, VRDN, 0.12%, 8/7/13	4,280	4,280
Univ. of California Regents, VRDN, 0.13%, 8/7/13	5,100	5,100
Univ. of California Regents, VRDN, 0.13%, 8/7/13	6,000	6,000
Utah Board of Regents, Student Loan, VRDN, 0.08%, 8/7/13 (5)	8,139	8,139
Wisconsin HEFA, Froedtert Health, VRDN, 0.04%, 8/7/13	6,820	6,820
Wisconsin HEFA, ProHealth Care, VRDN, 0.09%, 8/1/13	45	45
Wisconsin Housing & Economic Dev. Auth., Multi-Family VRDN, 0.14%, 8/7/13	38,655	38,655
Wisconsin Housing & Economic Dev. Auth., Single Family VRDN, 0.24%, 8/7/13	3,770	3,770
Total Variable Rate Demand Notes (Cost $984,250)		984,250
Total Investments in Securities		
99.6% of Net Assets (Cost $5,379,659)		**$ 5,379,659**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $1,450,503 and represents 26.9% of net assets.

(2) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

(3) Domestic certificates of deposit are issued by domestic branches of U.S. banks.

(4) The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(5) Interest subject to alternative minimum tax

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Cash Reserves Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
On May 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value per share (NAV) is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument.

Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On July 31, 2013, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At July 31, 2013, the cost of investments for federal income tax purposes was $5,379,659,000.

T. Rowe Price Summit GNMA Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par/Shares	Value
ASSET-BACKED SECURITIES 0.2%		
Auto Backed 0.2%		
Motor Series 2012-A, Class A1C 1.286%, 2/25/20 (1)	250	250
Total Asset-Backed Securities (Cost $250)		250
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.1%		
Home Equity Loans Backed 0.1%		
Chase Funding Mortgage Loan Series 2002-2, Class 1M1 5.599%, 9/25/31	101	84
Chase Funding Mortgage Loan Series 2003-1, Class IA-6 4.458%, 3/25/14	5	6
		90
Whole Loans Backed 1.0%		
Bank of America Mortgage Securities Series 2004-A, Class 2A2, CMO, ARM 2.925%, 2/25/34	40	39
Bank of America Mortgage Securities Series 2004-I, Class 3A2, ARM 3.079%, 10/25/34	10	10
Bank of America Mortgage Securities Series 2005-J, Class 2A1, CMO, ARM 3.099%, 11/25/35	113	98
Sequoia Mortgage Trust Series 2013-6, Class A1, CMO, ARM 2.50%, 5/25/43	506	461
Sequoia Mortgage Trust Series 2013-7, Class A2, CMO, ARM 3.00%, 6/25/43	973	919

Wells Fargo Mortgage Backed Securities Trust Series 2004-G, Class A3, CMO, ARM 4.751%, 6/25/34	99	99
		1,626
Total Non-U.S. Government Mortgage-Backed Securities (Cost $1,832)		1,716
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 108.5%		
U.S. Government Agency Obligations 0.2% (2)		
Federal Home Loan Mortgage		
6.50%, 7/1/14 - 8/1/36	203	228
7.00%, 11/1/30	7	8
Federal Home Loan Mortgage, CMO, IO, 4.50%, 4/15/18	3	—
Federal National Mortgage Assn., ARM, 2.615%, 11/1/35	39	41
Federal National Mortgage Assn., IO, 8.50%, 4/25/22	5	1
		278
U.S. Government Obligations 108.3%		
Government National Mortgage Assn.		
2.50%, 6/20/27 - 1/20/43	4,859	4,812
3.00%, 2/20/43	1,467	1,440
3.50%, 12/20/25 - 5/20/43	21,860	22,335
4.00%, 12/20/25 - 3/20/41	23,843	25,055
4.50%, 6/20/24 - 4/15/41	34,125	36,517
5.00%, 12/15/17 - 3/20/41	20,472	22,354
5.50%, 10/20/32 - 11/20/39	10,505	11,628
6.00%, 10/20/13 - 7/20/39	7,232	8,091
6.00%, 1/20/29 (3)	413	468
6.00%, 11/20/33 (3)	982	1,102
6.50%, 12/15/14 - 7/20/35	1,443	1,639
6.50%, 4/20/39 (3)	977	1,095

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit GNMA Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit GNMA Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in Government National Mortgage Association securities backed by the full faith and credit of the U.S. government.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
On May 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share (or equivalent) as of the valuation date, if available. However, if the investee’s NAV per share is not as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2013, totaled $0 for the period ended July 31, 2013.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. The clearinghouse typically imposes margin requirements to ensure performance by the parties to the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Required margin posted by the fund is held by the clearing broker. As of July 31, 2013, securities valued at $1,584,000 had been posted by the fund for exchange-traded derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments
During the period, the fund entered into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, the fund may elect to extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into master netting arrangements with TBA counterparties, which provide for collateral and the right to offset amounts due to/from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any point in time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of July 31, 2013, no collateral had been posted by the fund to counterparties for TBAs. Collateral pledged by counterparties to the fund for TBAs consisted of $50,000 cash, as of July 31, 2013.

NOTE 5 - FEDERAL INCOME TAXES

At July 31, 2013, the cost of investments for federal income tax purposes was $180,615,000. Net unrealized loss aggregated $301,000 at period-end, of which $3,150,000 related to appreciated investments and $3,451,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date September 13, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date September 13, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date September 13, 2013